Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
22. Quarterly Results of Operations (Unaudited)
The unaudited quarterly results of operations for 2014 and 2013 are summarized in the table below:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(In millions, except per share data)
2014
Total revenues	$17,085	$18,266	$18,846	$19,119
Total expenses	$15,259	$16,316	$15,894	$17,043
Income (loss) from continuing operations, net of income tax	$1,342	$1,376	$2,094	$1,527
Income (loss) from discontinued operations, net of income tax	$(3)	$—	$—	$—
Net income (loss)	$1,339	$1,376	$2,094	$1,527
Less: Net income (loss) attributable to noncontrolling interests	$11	$10	$—	$6
Net income (loss) attributable to MetLife, Inc.	$1,328	$1,366	$2,094	$1,521
Less: Preferred stock dividends	$30	$31	$30	$31
Net income (loss) available to MetLife, Inc.’s common shareholders	$1,298	$1,335	$2,064	$1,490
Basic earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$1.15	$1.18	$1.83	$1.31
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$—	$—	$—	$—
Net income (loss) attributable to MetLife, Inc.	$1.18	$1.21	$1.86	$1.34
Net income (loss) available to MetLife, Inc.’s common shareholders	$1.15	$1.18	$1.83	$1.31
Diluted earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$1.14	$1.17	$1.81	$1.30
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$—	$—	$—	$—
Net income (loss) attributable to MetLife, Inc.	$1.16	$1.20	$1.84	$1.33
Net income (loss) available to MetLife, Inc.’s common shareholders	$1.14	$1.17	$1.81	$1.30
2013
Total revenues	$17,683	$15,721	$16,337	$18,458
Total expenses	$16,436	$15,160	$15,361	$17,190
Income (loss) from continuing operations, net of income tax	$995	$508	$973	$915
Income (loss) from discontinued operations, net of income tax	$(3)	$2	$2	$1
Net income (loss)	$992	$510	$975	$916
Less: Net income (loss) attributable to noncontrolling interests	$6	$8	$3	$8
Net income (loss) attributable to MetLife, Inc.	$986	$502	$972	$908
Less: Preferred stock dividends	$30	$31	$30	$31
Net income (loss) available to MetLife, Inc.’s common shareholders	$956	$471	$942	$877
Basic earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$0.87	$0.43	$0.85	$0.78
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$—	$—	$—	$—
Net income (loss) attributable to MetLife, Inc.	$0.90	$0.46	$0.88	$0.81
Net income (loss) available to MetLife, Inc.’s common shareholders	$0.87	$0.43	$0.85	$0.78
Diluted earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$0.87	$0.43	$0.84	$0.77
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$—	$—	$—	$—
Net income (loss) attributable to MetLife, Inc.	$0.89	$0.45	$0.87	$0.80
Net income (loss) available to MetLife, Inc.’s common shareholders	$0.87	$0.43	$0.84	$0.77